Victory New York Bond Fund Expense Example - Victory New York Bond Fund	Feb. 28, 2026 USD ($)
Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	234
Expense Example, with Redemption, 5 Years	416
Expense Example, with Redemption, 10 Years	943
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	248
Expense Example, with Redemption, 5 Years	451
Expense Example, with Redemption, 10 Years	$ 1,037